Investment Contract Liabilities - Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with Contracts (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	$ 3,117	$ 3,288
Amortized cost, gross of reinsurance ceded [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	2,315	2,356	$ 2,315
Amortized cost, gross of reinsurance ceded [Member] | U.S. fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,380	1,361
Amortized cost, gross of reinsurance ceded [Member] | Canadian fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	935	995
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	2,618	2,766
Fair value [Member] | U.S. fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,602	1,680
Fair value [Member] | Canadian fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	$ 1,016	$ 1,086